CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 232,285	$ 298,068
Short-term investments	7,186	8,490
Restricted cash	24,924	25,450
Trade receivables (note 4)	70,526	67,750
Inventories:
Ore stockpiles	61,325	52,342
Concentrates and dore bars	68,312	69,695
Supplies	191,479	222,630
Income taxes recoverable	27,077	19,313
Available-for-sale securities (notes 4 and 8)	55,309	44,719
Fair value of derivative financial instruments (notes 4 and 10)	5,308	1,835
Other current assets	97,988	92,977
Total current assets	841,719	903,269
Other assets	50,685	55,838
Goodwill (note 14)	229,279	229,279
Property, plant and mine development (note 5)	4,129,137	4,067,456
TOTAL ASSETS	5,250,820	5,255,842
Current
Accounts payable and accrued liabilities	177,898	185,329
Reclamation provision (note 13)	14,158	16,816
Dividends payable		37,905
Interest payable (note 9)	20,877	13,602
Income taxes payable	13,917	10,061
Capital lease obligations	11,347	12,955
Fair value of derivative financial instruments (notes 4 and 10)	700
Total current liabilities	238,897	276,668
Long-term debt (note 9)	800,000	830,000
Reclamation provision and other liabilities	125,289	127,735
Deferred income and mining tax liabilities	623,253	611,227
SHAREHOLDERS' EQUITY
Common shares (note 6): Outstanding - 172,867,524 common shares issued, less 491,417 shares held in trust	3,249,744	3,241,922
Stock options (notes 6 and 7)	158,437	148,032
Warrants (note 6)	24,858	24,858
Contributed surplus	15,665	15,665
Retained earnings	31,000	7,046
Accumulated other comprehensive loss (note 6)	(16,323)	(27,311)
Total shareholders' equity	3,463,381	3,410,212
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,250,820	$ 5,255,842